Summary of Significant Accounting Policies Change in Accounting Principle (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									$ 919	$ 928	$ 756
Total revenues	$ 10,234	$ 9,305	$ 9,287	$ 8,664	$ 8,331	$ 7,957	$ 8,292	$ 7,887	37,490	32,467	29,920
Operating income	1,001	1,048	833	1,168	922	621	710	226	4,050	2,479	1,772
Interest income									13	6	3
Total other expense, net									(1,723)	(1,501)	(1,359)
Net income	$ 390	$ 366	$ 225	$ 479	$ 297	$ 138	$ 361	$ (63)	1,460	733	247
Discount On Equipment Installment Plan Receivables
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									919	928	756
Total revenues									37,490	32,467	29,920
Operating income									4,050	2,479	1,772
Interest income									13	6	3
Total other expense, net									(1,723)	(1,501)	(1,359)
Net income									1,460	733	247
Discount On Equipment Installment Plan Receivables | As Filed
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									671	514	400
Total revenues									37,242	32,053	29,564
Operating income									3,802	2,065	1,416
Interest income									261	420	359
Total other expense, net									(1,475)	(1,087)	(1,003)
Net income									1,460	733	247
Discount On Equipment Installment Plan Receivables | Change in Accounting Principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									248	414	356
Total revenues									248	414	356
Operating income									248	414	356
Interest income									(248)	(414)	(356)
Total other expense, net									(248)	(414)	(356)
Net income									$ 0	$ 0	$ 0